Related Party Transactions and Balances (Tables)	6 Months Ended
Mar. 31, 2025
Related Party Transactions and Balances [Abstract]
Schedule of Leases from Related Parties

The table below sets forth the major related parties and their relationships with the Group as of September 30, 2024 and March 31, 2025:

Name	Relationship
Mr. Chan Ming Dave	Founder, ultimate shareholder

Ms. Yam Fung Yee Carrie	Founder’s family member

Exceptional Engineering Limited	Shareholder who owned 61.72% and 60.83% of the equity interest of the Company as of September 30, 2024 and March 31, 2025, respectively

Schedule of Leases from Related Parties

The details of leases from related parties in effect as of September 30, 2024 are as below:

		Rent Period		Monthly
Lessee	Lessor	From	To	Rental
				HK$
Shine Union	Mr. Chan Ming Dave and Ms. Yam Fung Yee Carrie	April 1, 2024	October 15, 2024	37,500
Shine Union	Mr. Chan Ming Dave	April 1, 2024	March 31, 2025	13,000
Shine Union	Mr. Chan Ming Dave and Ms. Yam Fung Yee Carrie	April 1, 2024	March 31, 2025	20,000